Related Party Balances and Transactions (Tables)	12 Months Ended
Jul. 31, 2017
Related Party Balances And Transactions - Disclosure Of Information About Outstanding Balances Details
Disclosure of Information About Key Management Personnel	The Company compensated key management personnel as follows:
	Year ended July 31
	2017	2016	2015
Short-term employee benefits, including salaries and directors fees	$39,000	$94,000	$160,000

Disclosure of Information About Transactions with HDSI Parties

Transactions with HDSI parties were as follows:

	Year ended July 31
	2017	2016	2015
HDSI: Services received based on management services agreement	$88,000	$171,000	$252,000
HDSI: Reimbursement of third party expenses paid	35,000	42,000	70,000

Disclosure of Information About Outstanding Balances	Outstanding balances were as follows:
	July 31, 2017	July 31, 2016
Balance payable to HDSI	$3,297,165	$3,178,443